NOTES PAYABLE - Annual aggregate maturities of notes payable (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
NOTES PAYABLE
2027	¥ 11,286,279
2028	1,442,158
2029	2,761,971
2030	102,290
2031	549,416
Thereafter	1,397,810
Total notes payable	¥ 17,539,924	¥ 12,157,461